Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Financing receivable, recorded investment [Line items]
Current year		¥ 439,155	¥ 598,732
Year before current year		1,053,438	853,878
Two years before current year		336,293	217,505
Three years before current year		137,443	142,796
Four years before current year		109,072	127,501
More than five year before current year		867,118	310,948
Revolving		908,121	1,151,316
Total loans		3,850,640	3,402,676
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		119,134	122,946
Year before current year		231,869	213,785
Two years before current year		2,837	12,000
Three years before current year		7,517	5,660
Four years before current year		5,000	2,650
More than five year before current year		23,453	27,115
Revolving
Total loans		389,810	384,156
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		4,500	4,075
Year before current year		1,377	9,904
Two years before current year		300	2,844
Three years before current year		1,735	8,449
Four years before current year		7,700	6,352
More than five year before current year		23,875	25,099
Revolving
Total loans		39,487	56,723
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		58,325	32,362
Year before current year		289,986	217,440
Two years before current year		266,380	177,557
Three years before current year		89,955	113,559
Four years before current year		90,419	84,442
More than five year before current year		159,346	103,995
Revolving		385,419	685,608
Total loans		1,339,830	1,414,963
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year			4,066
Two years before current year		8	3,000
Three years before current year		3,000	1,000
Four years before current year		1,000
More than five year before current year
Revolving
Total loans		4,008	8,066
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		125,213	108,558
Year before current year		219,055	215,226
Two years before current year		15,000	5,086
Three years before current year		8,439
Four years before current year			995
More than five year before current year		1,151	283
Revolving
Total loans		368,858	330,148
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		703	900
Year before current year		1,000	756
Two years before current year		756
Three years before current year			1,000
Four years before current year			875
More than five year before current year		2,139	2,300
Revolving
Total loans		4,598	5,831
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		1
Year before current year		32,529	25,759
Two years before current year		50,893	17,018
Three years before current year		25,157	12,591
Four years before current year		4,424	32,187
More than five year before current year		41,270	8,204
Revolving		199,701	161,371
Total loans		353,975	257,130
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year			36,329
Year before current year			8,376
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans			44,705
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]
Year before current year	[1]	243,034	139,104
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]
Revolving	[1]
Total loans	[1]	243,034	139,104
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]		285,209
Year before current year	[1]		19,038
Two years before current year	[1]
Three years before current year	[1]
Four years before current year	[1]
More than five year before current year	[1]	474,019
Revolving	[1]	322,917	304,085
Total loans	[1]	796,936	608,332
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[1]	131,132	8,203
Year before current year	[1]	34,567	302
Two years before current year	[1]
Three years before current year	[1]	1,640
Four years before current year	[1]
More than five year before current year	[1]	115
Revolving	[1]	84	252
Total loans	[1]	167,538	8,757
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		147	150
Year before current year		21	122
Two years before current year		119
Three years before current year			537
Four years before current year		529
More than five year before current year		141,750	143,952
Revolving
Total loans		142,566	144,761
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year
Two years before current year
Three years before current year
Four years before current year
More than five year before current year
Revolving
Total loans
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		244,347	231,504
Year before current year		693,958	568,115
Two years before current year		17,837	17,086
Three years before current year		15,956	5,660
Four years before current year		5,000	3,645
More than five year before current year		24,604	27,398
Revolving
Total loans		1,001,702	853,408
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year		5,203	4,975
Year before current year		2,377	10,660
Two years before current year		1,056	2,844
Three years before current year		1,735	9,449
Four years before current year		7,700	7,227
More than five year before current year		26,014	27,399
Revolving
Total loans		44,085	62,554
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year			285,209
Year before current year			19,038
Two years before current year
Three years before current year
Four years before current year
More than five year before current year		474,019
Revolving		322,917	304,085
Total loans		796,936	608,332
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		189,458	40,565
Year before current year		357,082	243,501
Two years before current year		317,273	194,575
Three years before current year		116,752	126,150
Four years before current year		94,843	116,629
More than five year before current year		200,731	112,199
Revolving		585,204	847,231
Total loans		1,861,343	1,680,850
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year		147	36,479
Year before current year		21	8,498
Two years before current year		119
Three years before current year			537
Four years before current year		529
More than five year before current year		141,750	143,952
Revolving
Total loans		142,566	189,466
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year
Year before current year			4,066
Two years before current year		8	3,000
Three years before current year		3,000	1,000
Four years before current year		1,000
More than five year before current year
Revolving
Total loans		¥ 4,008	¥ 8,066

[1]	Relates to collateralized exposures where a specified ratio of LTV is maintained.